Global X MLP ETF (Prospectus Summary) | Global X MLP ETF
Global X MLP ETF
GLOBAL X FUNDS
Global X MLP ETF (the “Fund”)

Supplement dated January 30, 2015 to the Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (“SAI”)
for the Fund, each dated April 1, 2014.

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Statutory Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on or around March 30, 2015.

	Current	New
Index	Solactive MLP Composite Index	Solactive MLP Infrastructure Index
Index Components	37	30
Index Description
The Solactive MLP Composite Index is intended to give investors a means of tracking the overall performance of the United States master limited partnerships (MLP) asset class. The Solactive MLP Composite Index comprises MLPs engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of natural resources.

The Solactive MLP Infrastructure Index is intended to give investors a means of tracking the overall performance of United States midstream master limited partnerships (MLPs). The Solactive MLP Infrastructure Index comprises MLPs engaged in the transportation, storage and processing of natural resources.

The current index is the Solactive MLP Composite Index (the “Current Index”). Solactive AG, the index provider, has created the Solactive MLP Infrastructure Index (the “New Index”). The Current Index is a composite MLP index that includes MLPs engaged in “upstream”, “midstream”, and “downstream” activities, including the transportation, storage, processing, refining, marketing, exploration, production, and mining of natural resources. The New Index, although currently consisting of many of the same securities as the Current Index, only includes MLPs engaged in “midstream” activity, which includes the transportation, storage, and processing of natural resources.